MASSMUTUAL FUNDS
MassMutual Strategic Bond Fund
Supplement dated May 1, 2024 to the
Prospectus dated February 1, 2024 and the
Summary Prospectus dated February 1, 2024
This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.
The information for John L. Bellows found under the heading Portfolio Manager(s) in the section titled Management (on page 19 of the Prospectus) as well as under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds on page 139 of the Prospectus, is hereby removed.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
B3001M-24-05
SB-24-01

MASSMUTUAL FUNDS
MassMutual Fundamental Value Fund
Supplement dated May 1, 2024 to the
Prospectus dated February 1, 2024 and the
Summary Prospectus dated February 1, 2024
This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.
The following information supplements the information for Lewis Ropp found under the heading Portfolio Manager(s) in the section titled Management (on page 31 of the Prospectus):
Mr. Ropp is expected to retire from Barrow Hanley on June 30, 2024.
The following information supplements the information for Lewis Ropp found under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds on page 130 of the Prospectus:
Mr. Ropp is expected to retire from Barrow Hanley on June 30, 2024.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
B3001M-24-06
FV-24-01

MASSMUTUAL FUNDS
MassMutual Strategic Bond Fund
MassMutual Fundamental Value Fund
Supplement dated May 1, 2024 to the
Statement of Additional Information dated February 1, 2024
This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”) and any previous supplements. It should be retained and read in conjunction with the SAI and any previous supplements.
The following information supplements the information for Lewis Ropp found on page B-304 in the section titled Appendix C — Additional Portfolio Manager Information:
Mr. Ropp is expected to retire from Barrow Hanley on June 30, 2024.
The information for John L. Bellows found on page B-346 in the section titled Appendix C — Additional Portfolio Manager Information is hereby removed.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
SAI B3001M-24-03